Commitments and Contingencies - Supervision services commitments (Table) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 2,067
2027	3,000
2028	500
2029	1,000
Total	$ 6,567